UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

The McKee International Equity Portfolio

Semi-Annual Report **April 30, 2015**

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

Dear Shareholders:

Economic and Market Perspective

As we began the year, for several markets, the most notable driver of asset prices was the decision by the European Central Bank (ECB) to pursue a policy of quantitative easing (QE) similar to that which the U.S. Federal Reserve Bank (FRB) followed from 2008 to 2014. Indeed, the move by the ECB has caused strong appreciation in both European debt and equity markets. The policy is a clear attempt by the ECB to bring down long- term borrowing costs across the board for both public and private borrowers in an effort to reignite the European economy. While it is too early to judge the ultimate success of the program, some believe that the positive growth rate for the Eurozone economy in the first quarter (0.4% Q-Q relative to Q4 2014/1.0% Y-Y) is a product of ECB policy. With long-term rates near all-time lows, money has flowed to equity markets. In conflict with this brightening scenario remains the saga of Greece. A new government elected in January 2015 seeks to renegotiate the terms of Greece’s aid programs with international creditors. Greece’s European partners have so far balked at releasing much needed funds and, as of this writing, it is unclear whether Greece will remain in the currency bloc. An exit by Greece could be contained, or it could unleash a wave of devaluation and market instability across the region.

Asian economies have diverged. While China’s GDP grew 5.3% (Q-Q relative to Q4 2014, annualized) in the first quarter, China is suffering a clear slowdown. In contrast, Japan’s economy accelerated from 2014’s weak showing and grew 2.4% in Q1. Given the weakness in commodity prices, Australia remains stuck in a low growth environment of around 2%. Both China and Australia have reduced lending rates this year in an effort to spur their economies, while Japan is expected to keep interest rates low for the foreseeable future.

Performance

For the six months ending April 30, 2015, the Fund’s net return of 5.90% was 92 basis points less than the 6.82% return for the benchmark MSCI EAFE Index. Overall, the industrial and information technology sectors aided relative performance, primarily from selection. The consumer discretionary sector weakened relative performance. On a country basis, holdings in China and Australia helped performance while holdings in Hong Kong and Japan hurt relative return. Stock selection in France was a markedly positive contributor to good relative performance.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

Portfolio Structure

On April 30, 2015, the Fund was invested in 15 markets. The Fund is overweight in Japan and moderately underweight in the Eurozone, Australia, and the United Kingdom. Emerging markets, which are not included in the EAFE Index, accounted for 3.7% of the Fund. The Fund is overweight in industrials, information technology and consumer discretionary. Consumer staples, energy and utilities are underweighted. On April 30, 2015 the Fund was invested in 51 companies.

Outlook

In the coming year a key component of performance will be currency return, which will be heavily influenced by short-term interest rate differentials. If the U.S. begins its anticipated rate hikes this year, investors should expect a strong dollar versus the euro, yen and renminbi. In that context international markets should favour companies that export relative to their domestic counterparts. Of particular note will be China’s currency policy which remains stable while Europe and Japan pursue competitive devaluations.

In Europe the outlook remains uncertain given the situation in Greece. A “Grexit” from the Eurozone will likely imply a run on the Greek banks, capital controls and a destabilizing devaluation that will influence inflation trends for the wider currency bloc. A last minute deal promises to avert this dire scenario but will likely only delay another eventual restructuring of Greece’s debt. This uncertainty influences our cautious approach regarding European allocation.

Against this backdrop we have the benefit of lower oil prices and low rates aiding the global consumer. Yet, with much of the Middle East engaged in conflict, investors wonder how long oil prices will remain depressed. While the year may have started out weak economically, equity markets continue to discount positive future scenarios. As noted one year ago, with cash and fixed income markets offering little competition liquidity will continue to drive equity returns.

Yours truly,

Eugene M. Natali

C.S. McKee Chief Executive Officer

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

This material represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1.866.625.3346.

Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Portfolio will achieve its stated objectives. In addition to the normal risks associated with investing, International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations. This Fund is non-diversified. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Current and future holdings are subject to risk.

Definition of the Comparative Index

MSCI EAFE Index is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value

AUSTRALIA — 5.7%
Australia & New Zealand Banking Group*	155,000	$4,133,838
CSL	45,000	3,215,148
Newcrest Mining*	300,000	3,351,793

		10,700,779

BRAZIL — 1.0%
Vale ADR, Cl B (A)	235,000	1,804,800

FRANCE — 10.3%
Airbus Group	42,000	2,904,724
AXA (A)	185,000	4,668,295
BNP Paribas	33,000	2,079,722
Capgemini	57,000	5,068,037
Faurecia	53,000	2,507,200
Technip (A)	32,000	2,177,053

		19,405,031

GERMANY — 7.8%
Allianz (A)	27,000	4,586,379
Bayer	33,000	4,740,041
Bayerische Motoren Werke	46,000	5,415,251

		14,741,671

HONG KONG — 4.4%
China Eastern Airlines, Cl H *	5,000,000	3,860,601
Galaxy Entertainment Group	360,000	1,729,982
New World Development	2,000,000	2,652,517

		8,243,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ISRAEL — 1.8%
Teva Pharmaceutical Industries ADR	55,000	$3,323,100

ITALY — 0.9%
Tenaris	105,000	1,608,889

JAPAN — 24.3%
Astellas Pharma	292,000	4,536,386
Daiwa House Industry	135,000	3,007,079
Denso	80,000	3,962,701
East Japan Railway	58,000	5,114,883
KDDI	216,000	5,099,534
Komatsu	215,000	4,315,853
Kubota	330,000	5,153,183
Kuraray	260,000	3,507,977
Mitsubishi UFJ Financial Group	750,000	5,316,241
Seven & I Holdings	135,000	5,789,794

		45,803,631

NORWAY — 1.4%
Statoil ADR (A)	120,000	2,547,600

SINGAPORE — 2.6%
DBS Group Holdings	310,000	4,920,997

SPAIN — 5.2%
Banco Santander	600,000	4,527,046
Inditex (A)	82,500	2,641,923
Red Electrica	31,000	2,596,338

		9,765,307

SWEDEN — 4.7%
Nordea Bank	390,000	4,944,921
Volvo, Cl B	290,000	3,998,253

		8,943,174

SWITZERLAND — 10.9%
ABB	170,000	3,709,410
Credit Suisse Group	138,292	3,644,751
Holcim	55,000	4,399,552
Novartis	40,500	4,116,495
Zurich Insurance Group	15,000	4,610,282

		20,480,490

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TAIWAN — 2.9%
Hon Hai Precision Industry	728,000	$2,181,414
Taiwan Semiconductor Manufacturing ADR	135,000	3,299,400

		5,480,814

UNITED KINGDOM — 13.1%
BG Group	55,000	997,387
Diageo	70,000	1,945,594
Glencore Xstrata*	550,000	2,615,809
Home Retail Group	1,400,000	3,581,577
Royal Dutch Shell, Cl B	60,000	1,923,152
SABMiller	60,000	3,179,613
Standard Chartered	130,000	2,130,827
Vodafone Group ADR	101,000	3,555,200
WPP	205,000	4,786,386

		24,715,545

TOTAL COMMON STOCK (Cost $117,000,902)		182,484,928

SHORT-TERM INVESTMENTS (B) — 12.6%
Dreyfus Cash Management, Cl Institutional, 0.040%	4,833,329	4,833,329
DWS Money Market Portfolio, 0.060% (C)	18,936,402	18,936,402

TOTAL SHORT-TERM INVESTMENTS (Cost $23,769,731)		23,769,731

TOTAL INVESTMENTS — 109.6% (Cost $140,770,633)		$206,254,659

Percentages are based on Net Assets of $188,256,471.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2015. The total market value of securities on loan at April 30, 2015 was $18,124,389.

(B)	Rate shown is the 7-day effective yield as of April 30, 2015.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2015 was $18,936,402.

ADR—American Depositary Receipt

Cl—Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value † (Cost $ 140,770,633)	$206,254,659
Foreign Currency, at Value (Cost $ 101,019)	101,522
Dividend and Interest Receivable	671,647
Reclaim Receivable	311,417
Receivable for Capital Shares Sold	62,541
Prepaid Expenses	14,203

Total Assets	207,415,989

Liabilities:
Collateral Held for Securities on Loan	18,936,402
Payable due to Investment Adviser	108,213
Payable due to Administrator	18,551
Payable for Capital Shares Redeemed	10,900
Chief Compliance Officer Fees Payable	3,123
Payable due to Trustees	1,339
Other Accrued Expenses and Other Payables	80,990

Total Liabilities	19,159,518

Net Assets	$188,256,471

NET ASSETS CONSIST OF:
Paid-in Capital	$120,349,258
Undistributed Net Investment Income	1,177,000
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	1,345,444
Net Unrealized Appreciation on Investments	65,484,026
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(99,257)

Net Assets	$188,256,471

Institutional Class Shares:
Outstanding Shares of beneficial interest (unlimited authorization—no par value)	14,270,111
Net Asset Value, Offering and Redemption Price Per Share*	$13.19

†	Includes market value of securities on loan of $18,124,389.

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$2,499,615
Income received from securities lending	12,055
Less: Foreign Taxes Withheld	(181,470)

Total Investment Income	2,330,200

Expenses:
Investment Advisory Fees	641,363
Administration Fees	109,949
Shareholder Serving Fees	28,440
Chief Compliance Officer Fees	4,105
Trustees’ Fees	5,239
Transfer Agent Fees	34,574
Custodian Fees	29,827
Legal Fees	14,707
Registration and Filing Fees	10,987
Audit Fees	10,900
Printing Fees	10,317
Other Expenses	9,789

Total Expenses	910,197

Less:
Fees Paid Indirectly — Note 4	(10)

Net Expenses	910,187

Net Investment Income	1,420,013

Net Realized Gain (Loss) on:
Investments	1,403,034
Foreign Currency Transactions	(57,122)

Net Realized Gain	1,345,912

Net Change in Unrealized Appreciation on:
Investments	7,848,195
Foreign Currency Transactions	16,817

Net Change in Unrealized Appreciation	7,865,012

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	9,210,924

Net Increase in Net Assets Resulting from Operations	$10,630,937

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations:
Net Investment Income	$1,420,013	$6,884,958
Net Realized Gain on Investments and Foreign Currency Transactions	1,345,912	9,200,060
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	7,865,012	(16,037,880)

Net Increase in Net Assets Resulting From Operations	10,630,937	47,138

Dividends:
Dividends from Net Investment Income	(7,034,914)	(3,856,574)
Distributions from Net Capital Gains	(2,090,641)	—

Total Dividends and Distributions	(9,125,555)	(3,856,574)

Capital Share Transactions:
Issued	1,789,086	11,491,333
Reinvestment of Distributions	8,896,249	3,516,553
Redemption Fees — Note 2	—	225
Redeemed	(10,959,240)	(65,835,239)

Net Decrease in Net Assets From Capital Share Transactions	(273,905)	(50,827,128)

Total Increase (Decrease) in Net Assets	1,231,477	(54,636,564)

Net Assets:
Beginning of Period	187,024,994	241,661,558

End of Period (including Undistributed Net Investment Income of $1,177,000 and $6,791,901, respectively)	$188,256,471	$187,024,994

Shares Transactions:
Issued	136,783	862,245
Reinvestment of Distributions	722,792	260,485
Redeemed	(861,683)	(4,843,061)

Net Decrease in Shares Outstanding From Share Transactions	(2,108)	(3,720,331)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
	Selected Per Share Date & Ratios
	For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2015 (Unaudited)	Years Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.10	$13.43	$11.18	$10.84	$11.99	$11.09
Income (Loss) from Investment Operations:
Net Investment Income*	0.10	0.40	0.22	0.23	0.34	0.20
Net Realized and Unrealized Gain (Loss)	0.63	(0.52)	2.23	0.48	(1.31)	0.90

Total from Investment Operations	0.73	(0.12)	2.45	0.71	(0.97)	1.10

Redemption Fees**	—	—	—	—	—	—

Dividends and Distributions:
Net Investment Income	(0.49)	(0.21)	(0.20)	(0.37)	(0.18)	(0.20)
Capital Gains	(0.15)	—	—	—	—	—

Total Dividends and Distributions	(0.64)	(0.21)	(0.20)	(0.37)	(0.18)	(0.20)

Net Asset Value, End of Period	$13.19	$13.10	$13.43	$11.18	$10.84	$11.99

Total Return†	5.90%	(0.93)%	22.20%	7.04%	(8.22)%	9.91%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$188,256	$187,025	$241,662	$217,407	$218,043	$244,838
Ratio of Expenses to Average Net Assets(1)	0.99%††	0.97%	0.98%	1.00%	0.97%	0.99%
Ratio of Net Investment Income to Average Net Assets	1.55%††	2.96%	1.80%	2.13%	2.88%	1.79%
Portfolio Turnover Rate	1%	13%	11%	11%	10%	9%

*	Per share calculations were performed using average shares for the period.

**	Amount represents less than $0.01 per share.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If there expense offsets were included, the ratio would be equal to the ratio presented.

††	Annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio is non-diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

Use of Estimates — The Portfolio is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Portfolio follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies, designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Portfolio uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio’s administrator and can request that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2015, there were no Level 3 securities.

The list of inputs used to value the Portfolio’s net assets as of April 30, 2015 is as follows:

Investments in Securities	Level 1	Level 2††	Level 3	Total

Common Stock
Australia	$—	$10,700,779	$—	$10,700,779
Brazil	1,804,800	—	—	1,804,800
France	—	19,405,031	—	19,405,031
Germany	—	14,741,671	—	14,741,671
Hong Kong	—	8,243,100	—	8,243,100
Israel	3,323,100	—	—	3,323,100
Italy	—	1,608,889	—	1,608,889
Japan	—	45,803,631	—	45,803,631
Norway	2,547,600	—	—	2,547,600

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

Investments in Securities (continued)	Level 1	Level 2††	Level 3	Total

Common Stock (continued)
Singapore	$—	$4,920,997	$—	$4,920,997
Spain	—	9,765,307	—	9,765,307
Sweden	—	8,943,174	—	8,943,174
Switzerland	—	20,480,490	—	20,480,490
Taiwan	3,299,400	2,181,414	—	5,480,814
United Kingdom	3,555,200	21,160,345	—	24,715,545

Total Common Stock	14,530,100	167,954,828	—	182,484,928

Short-Term Investments	23,769,731	—	—	23,769,731

Total Investments in Securities	$38,299,831	$167,954,828	$—	$206,254,659

Amounts designated as “—” are $0.

††	Represents securities trading outside the United States, the value of which were adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax period ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six months ended April 30, 2015 and the year ended October 31, 2014 there were $0 and $225, respectively, in redemption fees retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six month period ended April 30, 2015, the Portfolio paid $109,949, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the six months ended April 30, 2015, the Portfolio earned cash management credits of $10 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.

6.	Investment Transactions:

For the six months ended April 30, 2015, the Portfolio made purchases of $2,643,670 and sales of $16,632,138 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent differences are primarily attributable to foreign currency gain (loss) which has been classified to/from the following accounts:

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

Ordinary Income
2014	$3,856,574
2013	$3,905,158

As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$6,791,904
Undistributed Long-Term Capital Gains	2,090,175
Unrealized Appreciation	57,519,752

Total Distributable Earnings	$66,401,831

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2014, the Portfolio has fully utilized capital loss carryforwards.

During the fiscal year ended October 31, 2014, the Fund did utilize capital loss carry forwards in the amount of $7,138,295 to offset capital gains.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at April 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$140,770,633	$70,912,595	$(5,428,569)	$65,484,026

8.	Concentration of Risks:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

9.	Other:

At April 30, 2015, 51% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Loans of Portfolio Securities:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Portfolio. The Portfolio records securities lending income net of such allocations. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2015, the value of the securities on loan was $18,124,389.

The following is a summary of securities lending agreements held by the Portfolio which would be subject to offset as of April 30, 2015:

Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
$18,124,389	$18,124,389	$—

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See the Portfolio’s Schedule of Investments for the total collateral received.

11.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

DISCLOSURE OF PORTFOLIO EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

•  Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

DISCLOSURE OF PORTFOLIO EXPENSES — concluded

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
McKee International Equity Portfolio — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,059.00	0.99%	$5.07
Hypothetical 5% Return	1,000.00	1,019.87	0.99	4.97

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 10, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2015 (Unaudited)

discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The McKee International Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

866-625-3346

Adviser:

C.S. McKee, L.P.

One Gateway Center

Pittsburgh, PA 15222

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-1400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015